Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DGI Investment Trust
Entity Central Index Key	0001843841
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
DGI U.S. Government Money Market Fund | Class A Withholding
Shareholder Report [Line Items]
Fund Name	DGI U.S. Government Money Market Fund
Class Name	Class A Withholding
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information [Text Block]	You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://dgiinvest.com/
Expenses [Text Block]
What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A Withholding	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class A Withholding	2.92%	3.00%

Performance Inception Date	Apr. 16, 2025
Net Assets	$ 16,146,935
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$16,146,935
Number of Portfolio Holdings	4
Total Advisory Fees Paid ($)	$0

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Largest Holdings [Text Block]	Top Ten Holdings (% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Shareholder Report [Line Items]
Fund Name	DGI U.S. Government Money Market Fund
Class Name	Class A Non-Withholding
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information [Text Block]	You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://dgiinvest.com/
Expenses [Text Block]
What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A Non-Withholding	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class A Non-Withholding	2.92%	3.00%

Performance Inception Date	Apr. 16, 2025
Net Assets	$ 16,146,935
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$16,146,935
Number of Portfolio Holdings	4
Total Advisory Fees Paid ($)	$0

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Largest Holdings [Text Block]	Top Ten Holdings (% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
DGI U.S. Government Money Market Fund | Class I Withholding
Shareholder Report [Line Items]
Fund Name	DGI U.S. Government Money Market Fund
Class Name	Class I Withholding
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information [Text Block]	You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://dgiinvest.com/
Expenses [Text Block]
What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I Withholding	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class I Withholding	2.92%	3.00%

Performance Inception Date	Apr. 16, 2025
Net Assets	$ 16,146,935
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$16,146,935
Number of Portfolio Holdings	4
Total Advisory Fees Paid ($)	$0

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Largest Holdings [Text Block]	Top Ten Holdings (% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Shareholder Report [Line Items]
Fund Name	DGI U.S. Government Money Market Fund
Class Name	Class I Non-Withholding
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI U.S. Government Money Market Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information [Text Block]	You can find additional information about the Fund at https://dgiinvest.com/. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://dgiinvest.com/
Expenses [Text Block]
What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
(Expenses for the full reporting period would be higher.)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I Non-Withholding	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Since Inception (04/16/2025)
DGI U.S. Government Money Market Fund - Class I Non-Withholding	2.92%	3.00%

Performance Inception Date	Apr. 16, 2025
Net Assets	$ 16,146,935
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$16,146,935
Number of Portfolio Holdings	4
Total Advisory Fees Paid ($)	$0

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Largest Holdings [Text Block]	Top Ten Holdings (% of net assets)
Holding Name	% of Net Assets
United States Treasury Bill	38.6%
United States Treasury Bill	29.4%
United States Treasury Bill	25.7%
Federal Home Loan Bank	6.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.